FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net Income	$ 485,515	¥ 3,158,900	¥ 2,051,603	¥ 1,331,618
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation	6,260	40,725	122,502	116,800
Equity in profit of subsidiaries and VIE	2,410	15,682	36,721	459
Prepayments and other current assets	(52,234)	(339,853)	(196,581)	(52,674)
Other non-current liability	9,229	60,045
Net cash provided by operating activities	558,026	3,630,684	2,572,243	2,133,941
Cash flows from investing activities
Amounts due from subsidiaries				(15,000)
Purchases of short-term investments	(1,556,446)	(10,126,703)
Repayment of short-term borrowing	(115,273)	(750,000)	(409,943)	(300,000)
Investments in equity investees	(13,688)	(89,055)	(315,426)	(193,803)
Net cash used in investing activities	(1,274,849)	(8,294,547)	(3,085,040)	(1,449,746)
Cash flows from financing activities
Proceeds from issuance of ordinary shares through IPO, net of issuance cost of RMB339,355			9,183,847
Proceeds from issuance of ordinary shares for shared based compensation			68,400
Proceeds from capital contribution from shareholders			11,789
Proceeds from the issuance of preferred shares				1,934,331
Share repurchase	(131,820)	(857,658)
Net cash provided by/used in financing activities	(163,158)	(1,061,558)	9,415,093	1,869,331
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(65,167)	(424,000)	302,097	1,877
Net change in cash, cash equivalents and restricted cash	(945,148)	(6,149,421)	9,204,393	2,555,403
Cash, cash equivalents and restricted cash at beginning of year	1,832,555	11,923,155	2,718,762	163,359
Cash, cash equivalents and restricted cash at end of year	887,407	5,773,734	11,923,155	2,718,762
Issuance cost on IPO		339,355
ZTO EXPRESS (CAYMAN) INC.
Cash flows from operating activities:
Net Income	485,632	3,159,663	2,053,855	1,331,755
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation	6,260	40,725	61,521
Equity in profit of subsidiaries and VIE	(474,534)	(3,087,457)	(2,118,475)	(1,331,757)
Prepayments and other current assets	(5,714)	(37,174)	(3,755)
Other non-current liability	9,229	60,045
Net cash provided by operating activities	20,873	135,802	(6,854)	(2)
Cash flows from investing activities
Amounts due from subsidiaries	104,639	680,814	(774,302)	(962,166)
Purchases of short-term investments	(1,493,393)	(9,716,466)
Repayment of short-term borrowing	719,226	4,679,500
Investments in equity investees	(261,536)	(1,701,629)	(155,627)
Net cash used in investing activities	(931,064)	(6,057,781)	(929,929)	(962,166)
Cash flows from financing activities
Proceeds from issuance of ordinary shares through IPO, net of issuance cost of RMB339,355			9,183,847
Proceeds from issuance of ordinary shares for shared based compensation			68,400
Proceeds from capital contribution from shareholders			11,789
Proceeds from the issuance of preferred shares				1,934,331
Share repurchase	(131,820)	(857,658)
Net cash provided by/used in financing activities	(131,820)	(857,658)	9,264,036	1,934,331
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(32,464)	(211,221)	212,632	1,877
Net change in cash, cash equivalents and restricted cash	(1,074,475)	(6,990,858)	8,539,885	974,040
Cash, cash equivalents and restricted cash at beginning of year	1,462,263	9,513,925	974,040
Cash, cash equivalents and restricted cash at end of year	$ 387,788	¥ 2,523,067	9,513,925	¥ 974,040
Issuance cost on IPO			¥ 339,355